Fair Value - Summary of Carrying Amount and Fair Value of Financial Instruments by Category (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about financial instruments [line items]
Financial assets	₩ 10,844,722	₩ 10,387,651
Financial liabilities	15,334,068	15,297,610
Trade and other payables [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	8,521,379	8,427,457
Borrowings [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	6,648,293	6,683,662
Financial Liabilities At Amortized Costs [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	99,330	87,670
Financial liabilities designated as at fair value through profit or loss [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	7,758	5,051
Derivative financial liabilities for hedging [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	57,308	93,770
Cash and cash equivalents [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	2,703,422	1,928,182
Financial assets at amortized costs [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	5,425,996	6,793,397
Financial assets at fair value through other comprehensive income [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	1,097,348
Other financial assets at amortized costs [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	484,271	1,333,368
Financial assets at fair value through profit or loss [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	777,685	5,913
Other financial assets at fair value through other comprehensive income [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	326,157
Available-for-sale [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets		319,402
Derivatives financial assets for hedging [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	29,843	7,389
Fair value [member] | Borrowings [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities		6,738,326
Fair value [member] | Financial liabilities designated as at fair value through profit or loss [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	7,758	5,051
Fair value [member] | Derivative financial liabilities for hedging [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	57,308	93,770
Fair value [member] | Financial assets at fair value through other comprehensive income [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	1,097,348
Fair value [member] | Financial assets at fair value through profit or loss [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	777,685	5,913
Fair value [member] | Other financial assets at fair value through other comprehensive income [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	326,157
Fair value [member] | Available-for-sale [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets		319,402
Fair value [member] | Derivatives financial assets for hedging [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	₩ 29,843	₩ 7,389